Schedule of Unrealized (Loss) Gains in Carrying Value of Trust Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Unrealized gain (loss) in carrying value of trust assets	$ 256
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Unrealized gain (loss) in carrying value of trust assets		$ 82	$ (95)
Unrealized loss in carrying value of trust assets are net of income tax expense of			$ (223)